RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2017 and 2016, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2017 and 2016, are as follows:

	2017
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee

Series 47	$353,881	$73,468	$280,413
Series 48	203,917	67,957	135,960
Series 49	511,104	30,398	480,706

	$1,068,902	$171,823	$897,079

	2016
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee

Series 47	$388,344	$25,413	$362,931
Series 48	238,380	15,507	222,873
Series 49	511,104	69,002	442,102

	$1,137,828	$109,922	$1,027,906

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2017 and 2016, total fund management fees accrued were $7,990,511 and $6,921,609, respectively.

The fund management fees paid by the Fund for the years ended March 31, 2017 and 2016 are as follows:

	2017	2016

Series 47	$-	$-
Series 48	-	-
Series 49	-	-

	$-	$-

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2017 and 2016, charged to each series’ operations are as follows:

	2017	2016

Series 47	$17,485	$13,606
Series 48	15,159	11,827
Series 49	22,332	17,308

	$54,976	$42,741